Other Payables - Schedule of Other Payables (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 SGD ($)
Schedule of Other Payables [Abstract]
Accrued expenses	$ 1,140,467	$ 1,471,286	$ 1,952,121
Other payables	168,418	217,272	256,229
Total	$ 1,308,885	$ 1,688,558	$ 2,208,350